Organization and Business.	3 Months Ended
Mar. 31, 2022
Organization and Business.
1. Organization and Business

1. Organization and Business. Ainos, Inc., a Texas corporation formerly known as Amarillo Biosciences, Inc. (the "Company", "we" or "us"), is engaged in developing medical technologies for point-of-care (“POCT”) testing and safe and novel medical treatment for a broad range of disease indications. Since our inception in 1984, we have concentrated our resources on business planning, raising capital, research and clinical development activities for our programs, securing related intellectual property and commercialization of proprietary therapeutics using low-dose non-injectable interferon (“IFN”). In addition to our core IFN technology, we are committed to developing a diversified healthcare business portfolio to include medical devices and consumer healthcare products. Although we have historically been involved in extensive pharmaceutical research and development of low-dose oral interferon as a therapeutic, we are prioritizing the commercialization of medical devices as part of our diversification strategy. Since the beginning of 2021, we have acquired significant intellectual property from our majority shareholder, Ainos, Inc., a Cayman Islands corporation (“Ainos KY”), to expand our potential product portfolio into Volatile Organic Compounds (“VOC”) POCTs and COVID-19 POCTs. We expect our underlying intellectual property to enable us to expedite the commercialization of our medical device pipeline, beginning with the Ainos-branded COVID-19 POCT product candidates.